Schedule of estimated amortization expenses (Details)	Jun. 30, 2024 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
For the six months ended December 31, 2024	$ (417,306)
For the years ended December 31, 2025	(682,907)
2026	(682,907)
2027	(597,322)
2028	(490,882)
Total	$ (2,871,324)